Segment Reporting	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 14. SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has six operating segments: (1) shipping agency and shipping management services; (2) shipping and chartering services; (3) inland transportation management services; (4) freight logistics services; (5) container trucking services; (6) bulk cargo container services. However, due to the downturn in the shipping industry, the Company has decided to suspend to its shipping agency and shipping management services and shipping and chartering services.

As stated in Note 1, ACH Center’s operating revenue was less than 1% of the Company’s consolidated revenue and the results of operations for ACH Center was not reported as discontinued operations and was included in the container trucking services segment and freight logistics services segment below. For the three and six months ended December 31, 2017, revenue from ACH Center for container trucking services amounted to $nil and $42,968 respectively, representing 0% and 8% of the segment’s revenue. For the three and six months ended December 31, 2017, gross profit from ACH Center for container trucking services amounted to $nil and $4,297 respectively, representing 0% and 2% of the segment’ gross profit. For the three and six months ended December 31, 2017, revenue from ACH Center for freight logistics services amounted to $nil and $46,937 respectively, representing 0% and 1% of the segment’s revenue. For the three and six months ended December 31, 2017, gross profit from ACH Center for freight logistics services amounted to $nil and $13,989 respectively, representing 0% and 2% of the segment’ gross profit.

Prior to second quarter of fiscal 2018, bulk cargo container services were included in our freight logistics services segment and were operated by our New York subsidiary. Due to the growth of this business line and to enable our CODM to better assess the financial performance of the Company, we separated bulk cargo container services as a separate segment starting from this quarter. We have reclassified $504,815 of revenue from freight logistics services to bulk cargo container services for the six months ended December 31, 2017 for better comparison.

The following tables present summary information by segment for the three and six months ended December 31, 2017 and 2016, respectively:

	For the three months ended December 31, 2017
	Inland Transportation Management Services	Freight Logistics Services	Container Trucking Services	Bulk Cargo Container Services	Total
Revenues
- Related party	$555,246	$-	$-	$-	$555,246
- Third parties	$838,595	$3,596,323	$126,865	$103,452	$4,665,235
Total revenues	$1,393,841	$3,596,323	$126,865	$103,452	$5,220,481
Cost of revenues	$174,025	$3,108,195	$49,848	$43,810	$3,375,878
Gross profit	$1,219,816	$488,128	$77,017	$59,642	$1,844,603
Depreciation and amortization	$12,736	$476	$5,327	$-	$18,539
Total capital expenditures	$-	$2,721	$42,480	$-	$45,201

	For the three months ended December 31, 2016
	Inland Transportation Management Services	Freight Logistic Services	Container Trucking Services	Bulk Cargo Container Services	Total
Revenues
-Related party	$616,924	$-	$-	$-	$616,924
-Third parties	$834,679	$517,066	$159,879	$-	$1,511,624
Total revenues	$1,451,603	$517,066	$159,879	$-	$2,128,548
Cost of revenues	$87,800	$167,035	$95,961	$-	$350,796
Gross profit	$1,363,803	$350,031	$63,918	$-	$1,777,752
Depreciation and amortization	$6,695	$5,370	$-	$-	$12,065
Total capital expenditures	$45,466	$-	$-	$-	$45,466

	For the six months ended December 31, 2017
	Inland Transportation Management Services	Freight Logistics Services	Container Trucking Services	Bulk Cargo Container Services	Total
Revenues
- Related party	$1,120,406	$-	$-	$-	$1,120,406
- Third parties	$1,691,901	$6,600,212	$579,706	$608,267	$9,480,086
Total revenues	$2,812,307	$6,600,212	$579,706	$608,267	$10,600,492
Cost of revenues	$356,175	$5,828,108	$393,024	$464,489	$7,041,796
Gross profit	$2,456,132	$772,104	$186,682	$143,778	$3,558,696
Depreciation and amortization	$20,397	$951	$10,394	$-	$31,742
Total capital expenditures	$-	$7,798	$42,480	$-	$50,278

	For the six months ended December 31, 2016
	Inland Transportation Management Services	Freight Logistic Services	Container Trucking Services	Bulk Cargo Container Services	Total
Revenues
- Related party	$1,466,403	$-	$-	$-	$1,466,403
- Third parties	$1,470,935	$975,733	$159,879	$-	$2,606,547
Total revenues	$2,937,338	$975,733	$159,879	$-	$4,072,950
Cost of revenues	$191,801	$369,373	$95,961	$-	$657,135
Gross profit	$2,745,537	$606,360	$63,918	$-	$3,415,815
Depreciation and amortization	$14,667	$10,740	$-	$-	$25,407
Total capital expenditures	$45,466	$-	$-	$-	$45,466

	December 31,	June 30,
	2017	2017
Total assets:
Inland Transportation Management Services	$18,219,884	$15,552,593
Freight Logistic Services	206,190	1,704,946
Container Trucking Services	1,100,081	558,482
Bulk Cargo Container Services	697,144	-
Total Assets	$20,223,299	$17,816,021

Note 15. SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has five operating segments: (1) shipping agency and ship management services; (2) shipping and chartering services; (3) inland transportation management services; (4) freight logistics services; and (5) container trucking services. However, due to the downturn in the shipping industry, the Company has decided to suspend to its shipping agency and ship management services and shipping and chartering services.

The following tables present summary information by segment for the years ended June 30, 2017 and 2016, respectively:

	For the year ended June 30, 2017
	Shipping Agency and Ship Management Services	Shipping and Chartering Services	Inland Transportation Management Services	Freight Logistic Services	Container Trucking Services	Total
Revenues
- Related party	$-	$-	$2,746,423	$-	$-	$2,746,423
- Third parties	$-	$-	$3,012,177	$4,815,450	$871,563	$8,699,190
Cost of revenues	$-	$-	$620,259	$3,710,364	$649,968	$4,980,591
Gross profit	$-	$-	$5,138,341	$1,105,086	$221,595	$6,465,022
Depreciation and amortization	$-	$-	$27,857	$21,510	$-	$49,367
Total capital expenditures	$-	$-	$61,359	$1,053	$-	$62,412

	For the year ended June 30, 2016
	Shipping Agency and Ship Management Services	Shipping and Chartering Services	Inland Transportation Management Services	Total
Revenues
- Related party	$-	$-	$2,269,346	$2,269,346
- Third parties	$2,507,800	$462,218	$2,071,176	$5,041,194
Cost of revenues	$2,175,109	$212,510	$1,350,370	$3,737,989
Gross profit	$332,691	$249,708	$2,990,152	$3,572,551
Depreciation and amortization	$45,434	$1,410	$12,664	$59,508
Total capital expenditures	$13,537	$2,854	$15,268	$31,659

	June 30,	June 30,
	2017	2016
Total assets:
Shipping Agency and Ship Management Services	$-	$1,271,948
Shipping and Chartering Services	-	534,896
Inland Transportation Management Services	15,552,593	7,247,300
Freight Logistic Services	1,704,946	-
Container Trucking Services	558,482	-
Total Assets	$17,816,021	$9,054,144